Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and due from banks	$ 131,946	$ 122,811
Money market instruments	37,166	23,635
Cash and cash equivalents	169,112	146,446
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $1,098,320 and $1,262,761 at December 31, 2017 and 2016, respectively)	1,093,816	1,258,139
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	357,197	259,833
Other investment securities	61,811	61,811
Total investment securities	1,512,824	1,579,783
Total loans	5,372,483	5,271,857
Allowance for loan losses	(49,988)	(50,624)
Net loans	5,322,495	5,221,233
Other assets:
Bank owned life insurance	189,322	185,234
Prepaid assets	97,712	88,874
Goodwill	72,334	72,334
Premises and equipment, net	55,901	57,971
Affordable housing tax credit investments	49,669	52,947
Accrued interest receivable	22,164	18,822
Other real estate owned	14,190	13,926
Mortgage loan servicing rights	9,688	9,266
Other	22,209	20,750
Total other assets	533,189	520,124
Total assets	7,537,620	7,467,586
Deposits:
Non-interest bearing	1,633,941	1,523,417
Interest bearing	4,183,385	3,998,539
Total deposits	5,817,326	5,521,956
Short-term borrowings	391,289	394,795
Long-term debt	500,000	694,281
Subordinated notes	15,000	45,000
Total borrowings	906,289	1,134,076
Other liabilities:
Accrued interest payable	2,278	2,151
Unfunded commitments in affordable housing tax credit investments	14,282	14,282
Other	41,344	52,881
Total other liabilities	57,904	69,314
Total liabilities	6,781,519	6,725,346
Commitments and Contingencies
Shareholders’ equity:
Preferred Stock, Value, Issued	0	0
Common shares, no par value (20,000,000 common shares authorized; 16,150,752 and 16,150,807 common shares issued at December 31, 2017 and 2016, respectively)	307,726	305,826
Accumulated other comprehensive loss, net	(26,454)	(17,745)
Retained earnings	561,908	535,631
Less: Treasury shares (862,558 and 810,089 common shares at December 31, 2017 and 2016, respectively)	(87,079)	(81,472)
Total shareholders’ equity	756,101	742,240
Total liabilities and shareholders’ equity	$ 7,537,620	$ 7,467,586